Kin Chiu Development Acquisition (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Nov. 17, 2025
Kin Chiu Development Acquisition [Line Items]
Consideration
Gain representing the excess of the fair value	$ 2,223
Kin Chiu Development [Member]
Kin Chiu Development Acquisition [Line Items]
Percentage of equity interest			100.00%
Consideration		$ 1